Summary of Significant Accounting Policies: (Details Textual) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Depreciation, Depletion and Amortization	$ 613	$ 0	$ 613	$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					31.5	0
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			10 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			3 years